SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2026
SEGMENT REPORTING
Schedule of summary information by segment

	For the year ended March 31, 2026
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
Revenues	$80,752,915	$2,663,557	$51,298	$83,467,770
Cost of revenues	73,849,597	2,379,042	44,791	76,273,430
Gross profit	6,903,318	284,515	6,507	7,194,340
Operating expenses	3,535,010	116,598	2,246	3,653,854
Income from operations	3,368,308	167,917	4,261	3,540,486
Income tax provision	1,015,053	33,481	645	1,049,179
Net income	2,713,628	89,506	1,724	2,804,858
Depreciation	47,880	1,579	30	49,489
Capital expenditure	85,830	2,831	55	88,716
Total reportable assets	$53,169,680	$1,753,750	$33,776	$54,957,206

	For the year ended March 31, 2025
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
Revenues	$63,398,860	$7,437,448	$616,428	$71,452,736
Cost of revenues	57,116,307	6,481,279	468,562	64,066,148
Gross profit	6,282,553	956,169	147,866	7,386,588
Operating expenses	2,295,563	269,297	22,320	2,587,180
Income from operations	3,986,990	686,872	125,546	4,799,408
Income tax provision	601,065	70,512	5,844	677,421
Net income	3,568,523	418,628	34,697	4,021,848
Depreciation	23,510	2,758	229	26,497
Capital expenditure	149,004	17,480	1,448	167,932
Total reportable assets	$35,792,463	$4,198,885	$348,011	$40,339,359

	For the year ended March 31, 2024
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
Revenues	$45,561,529	$11,764,389	$1,220,811	$58,546,729
Cost of revenues	40,634,065	10,028,326	921,411	51,583,802
Gross profit	4,927,464	1,736,063	299,400	6,962,927
Operating expenses	1,526,232	394,087	40,895	1,961,214
Income from operations	3,401,232	1,341,976	258,505	5,001,713
Income tax provision	418,498	108,060	11,213	537,771
Net income	3,553,273	917,486	95,209	4,565,968
Depreciation	21,256	5,488	570	27,314
Capital expenditure	177,574	45,851	4,758	228,183
Total reportable assets	$21,689,377	$5,600,388	$581,162	$27,870,927